AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 18, 2012

File Nos. 033-34929

811-06110

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 54	☒

WESTERN ASSET FUNDS, INC.

(Formerly LM Institutional Fund Advisors I, Inc.)

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 International Drive

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

COPY TO:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to Rule 485(b)
☒	On June 11, 2012, pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485 (a)(1)
☐	On [ ], pursuant to Rule 485 (a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	On [ ], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 52 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate June 11, 2012 as the new effective date for Post-Effective Amendment No. 44 filed pursuant to Rule 485(a) under the Securities Act on January 26, 2012. Post-Effective Amendment No. 44 was initially scheduled to become effective on April 10, 2012, and has been the subject of multiple delaying amendments, most recently Post-Effective Amendment No. 49 filed pursuant to Rule 485(b)(1)(iii) under the Securities Act on April 27, 2012. This Post-Effective Amendment No. 52 is intended to amend and supersede Post-Effective Amendment No. 49 and all other prior delaying amendments. This Post-Effective Amendment No. 52, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 44.

This filing relates solely to the Class I, Class IS and Class FI shares of Western Asset Asian Opportunities Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

WESTERN ASSET FUNDS, INC.

Part A.     INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Western Asset Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), filed with the Securities and Exchange Commission (the “SEC”) on January 26, 2012 (“Amendment No. 44/46”).

Part B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 44/46 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

Part C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 44/46 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant, Western Asset Funds, Inc., certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 18th day of May, 2012.

WESTERN ASSET FUNDS, INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Ronald J. Arnault*	Director	May 18, 2012
Ronald J. Arnault

/s/ Anita L. DeFrantz*	Director	May 18, 2012
Anita L. DeFrantz

/s/ R. Jay Gerken	Director and President	May 18, 2012
R. Jay Gerken	and Chief Executive Officer

/s/ Ronald L. Olson*	Director	May 18, 2012
Ronald L. Olson

/s/ Avedick B. Poladian*	Director	May 18, 2012
Avedick B. Poladian

/s/ William E. B. Siart*	Director	May 18, 2012
William E. B. Siart

/s/ Jaynie M. Studenmund*	Director	May 18, 2012
Jaynie M. Studenmund

/s/ Richard F. Sennett	Principal Financial Officer	May 18, 2012
Richard F. Sennett

By:	/s/ Richard M. Wachterman
Richard M. Wachterman
* Attorney-in-Fact pursuant to Powers of Attorney previously filed
Date: May 18, 2012